Share based payments - Incentive stock options outstanding (Details) - Stock options	12 Months Ended
	Dec. 31, 2022 item $ / shares	Dec. 31, 2021 item $ / shares
Share based payments
Balance at the beginning (in dollars per share) | $ / shares	$ 5.940	$ 5.940
Balance at the end (in dollars per share) | $ / shares	$ 4.947	$ 5.940
Balance at the beginning	834,352	844,630
Grant	461,162	51,389
Balance at the end	991,960	834,352
$7.290
Share based payments
Grant (in dollars per share) | $ / shares		$ 7.290
Grant		5,556
$2.520
Share based payments
Exercised (in dollars per share) | $ / shares		$ 2.520
Exercised		(58,889)
$6.210
Share based payments
Grant (in dollars per share) | $ / shares		$ 6.210
Grant		31,944
$6.300
Share based payments
Grant (in dollars per share) | $ / shares		$ 6.300
Grant		13,889
$2.880
Share based payments
Expiries (in dollars per share) | $ / shares		$ 2.880
Expiries		(2,778)
$5.400, one
Share based payments
Grant (in dollars per share) | $ / shares	$ 5.400
Grant	222,274
$6.300
Share based payments
Cancelled (in dollars per share) | $ / shares	$ 6.300
Cancelled	(13,889)
$11.880
Share based payments
Expiries (in dollars per share) | $ / shares	$ 11.880
Expiries	(83,333)
$2.520, one
Share based payments
Exercised (in dollars per share) | $ / shares	$ 2.520
Exercised	(35,184)
$2.520, two
Share based payments
Exercised (in dollars per share) | $ / shares	$ 2.520
Exercised	(20,370)
$5.760
Share based payments
Grant (in dollars per share) | $ / shares	$ 5.760
Grant	19,444
$4.630
Share based payments
Grant (in dollars per share) | $ / shares	$ 4.630
Grant	19,444
$4.900
Share based payments
Grant (in dollars per share) | $ / shares	$ 4.900
Grant	40,000
$4.380
Share based payments
Grant (in dollars per share) | $ / shares	$ 4.380
Grant	30,000
$12.420
Share based payments
Expiries (in dollars per share) | $ / shares	$ 12.420
Expiries	(66,667)
$2.520, three
Share based payments
Expiries (in dollars per share) | $ / shares	$ 2.520
Expiries	(9,259)
$2.520, four
Share based payments
Expiries (in dollars per share) | $ / shares	$ 2.520
Expiries	(20,370)
$5.400, two
Share based payments
Expiries (in dollars per share) | $ / shares	$ 5.400
Expiries	(32,258)
$3.210
Share based payments
Grant (in dollars per share) | $ / shares	$ 3.210
Grant	130,000
$4.860
Share based payments
Expiries (in dollars per share) | $ / shares	$ 4.860
Expiries	(22,223)